Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 6,912	$ 6,367	$ 13,535	$ 13,119